REPORTABLE BUSINESS SEGMENTS - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Operating segments:
Sales	$ 704,769	$ 737,994	$ 1,313,441	$ 1,423,958
Non-current assets	247,703		247,703		$ 252,320
Canada
Operating segments:
Sales	128,088	106,873	268,566	211,328
Non-current assets	177,690		177,690		178,802
United States
Operating segments:
Sales	576,681	$ 631,121	1,044,875	$ 1,212,630
Non-current assets	$ 70,013		$ 70,013		$ 73,518